Convertible Notes and Convertible Notes - Related Parties - May 2023 Offering (Details) - May 2023 Offering	2 Months Ended
Jun. 30, 2023 USD ($) Y $ / shares
Convertible Notes and Convertible Notes - Related Parties
Principal amount per unit | $ / shares	$ 1,000
Interest rate (in percentage)	8.00%
Maximum value of securities to be acquired by each warrant | $	$ 1,000
Warrants and Rights Outstanding, Valuation Technique [Extensible Enumeration]	us-gaap:BlackScholesMertonModelMember
Stock price
Convertible Notes and Convertible Notes - Related Parties
Warrants, measurement input | $ / shares	51.12
Time to maturity (years)
Convertible Notes and Convertible Notes - Related Parties
Warrants, measurement input | Y	3.5
Annualized risk-free rate
Convertible Notes and Convertible Notes - Related Parties
Warrants, measurement input	0.046
Annualized volatility
Convertible Notes and Convertible Notes - Related Parties
Warrants, measurement input	0.50
Automatic conversion upon attaining threshold equity or equity linked financing
Convertible Notes and Convertible Notes - Related Parties
Threshold equity or equity linked financing | $	$ 150,000,000
Conversion price, percentage on financing price	80.00%
Conversion price, percentage on issue price	80.00%
Automatic conversion upon initial public offering
Convertible Notes and Convertible Notes - Related Parties
Conversion price, percentage on issue price	80.00%
Upon no conversion event | Secured promissory note
Convertible Notes and Convertible Notes - Related Parties
Term of debt	30 days
Upon no conversion event | Secured promissory note | Minimum
Convertible Notes and Convertible Notes - Related Parties
Term of debt	30 days